Provision for Income Taxes - Narrative (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Nov. 26, 2022 state	Feb. 26, 2022 USD ($) state	Feb. 27, 2021 USD ($)
Tax Credit Carryforward [Line Items]
Net deferred tax liabilities		$ (136)
Gross unrecognized tax benefits		95,500	$ 105,700
Accrued interest		8,600	8,100
Interest on unrecognized tax benefits		$ 500	1,500
Number of states in which entity operates | state	50	50
Valuation allowance related to U.S. charitable contribution carryforward in the U.S.		$ 224,300
CANADA
Tax Credit Carryforward [Line Items]
Expected unrealizable tax asset		$ 25,200	15,500
Minimum
Tax Credit Carryforward [Line Items]
Number of years under examination	3 years	3 years
Maximum
Tax Credit Carryforward [Line Items]
Number of years under examination	5 years	5 years
Expiration of Statutes of Limitations
Tax Credit Carryforward [Line Items]
Adjustments to gross unrecognized tax benefits		$ 5,800
Federal | IRS
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards		67,200
Operating loss carryforwards, to expire		4,600
State
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards		87,100
State | California Franchise Tax Board | Enterprise Zone Credit
Tax Credit Carryforward [Line Items]
Net tax credit carryforward		2,100
Other Assets
Tax Credit Carryforward [Line Items]
Net deferred tax liabilities		$ (100)
Net deferred tax assets			$ 130,000